Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/05 (Unaudited)
COMMON STOCKS (99.7%)(a)
	Shares	Value

Aerospace and Defense (0.6%)
L-3 Communications Holdings, Inc.	318,100	$24,754,542

Airlines (1.4%)
JetBlue Airways Corp. (NON) (S)	1,287,300	23,956,653
Southwest Airlines Co.	1,937,500	31,019,375
		54,976,028

Banking (10.3%)
Bank of America Corp. (S)	3,481,200	152,267,688
Commerce Bancorp, Inc. (S)	2,673,600	81,464,592
U.S. Bancorp	3,681,200	108,889,896
Washington Mutual, Inc. (S)	1,408,500	55,776,600
		398,398,776

Broadcasting (0.2%)
XM Satellite Radio Holdings, Inc. Class A (NON) (S)	298,700	8,611,521

Building Materials (1.3%)
Masco Corp.	1,062,400	30,278,400
Sherwin Williams Co.	478,500	20,360,175
		50,638,575

Commercial and Consumer Services (3.5%)
Cendant Corp.	511,000	8,901,620
eBay, Inc. (NON)	1,144,000	45,302,400
Google, Inc. Class A (NON)	72,100	26,831,294
Yahoo!, Inc. (NON)	1,422,800	52,600,916
		133,636,230

Communications Equipment (1.9%)
Cisco Systems, Inc. (NON)	4,278,958	74,667,817

Computers (7.1%)
Apple Computer, Inc. (NON)	1,293,200	74,475,388
Dell, Inc. (NON)	3,285,500	104,741,740
EMC Corp. (NON)	2,527,000	35,276,920
Hewlett-Packard Co.	2,172,700	60,922,508
		275,416,556

Conglomerates (1.1%)
Tyco International, Ltd.	1,658,100	43,757,259

Consumer Finance (5.6%)
Capital One Financial Corp. (S)	1,130,500	86,313,675
Countrywide Financial Corp.	3,667,000	116,500,590
MBNA Corp.	462,600	11,828,682
		214,642,947

Consumer Goods (1.0%)
Avon Products, Inc.	1,413,700	38,155,763

Electric Utilities (0.4%)
Exelon Corp.	264,000	13,735,920

Electronics (2.0%)
Amphenol Corp. Class A	384,400	15,364,468
Motorola, Inc.	867,700	19,228,232
Texas Instruments, Inc.	1,402,500	40,041,375

		74,634,075

Financial (3.7%)
Fannie Mae	1,074,900	51,079,248
Freddie Mac	914,000	56,073,900
PMI Group, Inc. (The)	893,575	35,635,771
		142,788,919

Health Care Services (7.0%)
Aetna, Inc. (S)	467,000	41,357,520
Cardinal Health, Inc.	429,800	26,866,798
Community Health Systems, Inc. (NON)	51,700	1,918,587
Express Scripts, Inc. (NON) (S)	352,900	26,612,189
HCA, Inc. (S)	877,700	42,296,363
Health Management Associates, Inc. Class A (S)	889,600	19,046,336
Lincare Holdings, Inc. (NON)	229,400	9,370,990
Medco Health Solutions, Inc. (NON)	273,500	15,452,750
Quest Diagnostics, Inc.	380,700	17,782,497
UnitedHealth Group, Inc. (S)	1,166,100	67,505,529
		268,209,559

Homebuilding (1.7%)
Lennar Corp.	441,100	24,516,338
NVR, Inc. (NON)	60,500	41,472,750
		65,989,088

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	374,300	29,382,550

Insurance (8.5%)
ACE, Ltd. (Bermuda)	1,140,600	59,425,260
American International Group, Inc.	2,708,900	175,536,720
Everest Re Group, Ltd. (Barbados)	911,600	90,658,620
		325,620,600

Investment Banking/Brokerage (2.9%)
Bear Stearns Cos., Inc. (The)	600,800	63,564,640
Lehman Brothers Holdings, Inc.	397,700	47,592,759
		111,157,399

Leisure (1.2%)
Harley-Davidson, Inc. (S)	948,500	46,979,205

Lodging/Tourism (1.4%)
Las Vegas Sands Corp. (NON) (S)	728,300	24,980,690
Royal Caribbean Cruises, Ltd.	704,300	29,186,192
		54,166,882

Machinery (1.5%)
Caterpillar, Inc. (S)	462,500	24,322,875
Cummins, Inc. (S)	169,700	14,487,289
Parker-Hannifin Corp.	313,170	19,629,496
		58,439,660

Medical Technology (0.9%)
Becton, Dickinson and Co.	294,600	14,950,950
Boston Scientific Corp. (NON)	853,900	21,449,968
		36,400,918

Metals (0.9%)
BHP Billiton PLC (United Kingdom)	571,194	8,396,466
United States Steel Corp. (S)	754,200	27,550,926
		35,947,392

Oil & Gas (8.8%)
Amerada Hess Corp.	181,800	22,743,180
Apache Corp.	317,787	20,284,344
Devon Energy Corp.	535,500	32,333,490
Exxon Mobil Corp.	1,677,536	94,176,871
Marathon Oil Corp.	583,900	35,127,424
Occidental Petroleum Corp.	684,500	53,993,360
Suncor Energy, Inc. (Canada)	609,700	32,698,211

Valero Energy Corp. (S)	259,500	27,309,780
XTO Energy, Inc.	496,200	21,564,852
		340,231,512

Pharmaceuticals (4.8%)
Johnson & Johnson	1,742,705	109,128,187
Pfizer, Inc.	2,561,800	55,693,532
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	542,100	20,664,852
		185,486,571

Power Producers (0.6%)
AES Corp. (The) (NON)	1,448,500	23,016,665

Publishing (1.6%)
McGraw-Hill Companies, Inc. (The)	806,180	39,454,449
R. H. Donnelley Corp. (NON) (S)	326,100	20,130,153
		59,584,602

Restaurants (1.3%)
Red Robin Gourmet Burgers, Inc. (NON) (S)	418,200	20,169,786
Yum! Brands, Inc.	564,060	28,693,732
		48,863,518

Retail (8.9%)
Abercrombie & Fitch Co. Class A	318,400	16,553,616
Autonation, Inc. (NON) (S)	558,800	11,108,944
Best Buy Co., Inc.	909,000	40,232,340
Federated Department Stores, Inc.	265,000	16,263,050
Home Depot, Inc. (The)	1,916,500	78,653,160
Kohl's Corp. (NON)	409,100	19,689,983
Lowe's Cos., Inc. (S)	762,900	46,361,433
Michaels Stores, Inc.	563,300	18,633,964
Office Depot, Inc. (NON)	506,800	13,952,204
Sears Holdings Corp. (NON) (S)	156,200	18,783,050
Staples, Inc.	2,386,900	54,254,237
Whole Foods Market, Inc.	65,300	9,411,689
		343,897,670

Schools (1.0%)
Apollo Group, Inc. Class A (NON) (S)	591,100	37,251,122

Software (4.1%)
Adobe Systems, Inc. (S)	885,200	28,547,700
Microsoft Corp.	2,852,900	73,319,530
Oracle Corp. (NON)	4,311,600	54,671,088
		156,538,318

Technology Services (0.9%)
Accenture, Ltd. Class A (Bermuda)	705,890	18,571,966
Fair Isaac Corp.	376,200	15,710,112
		34,282,078

Textiles (0.5%)
NIKE, Inc. Class B	234,500	19,709,725

Tobacco (0.3%)
Loews Corp. - Carolina Group	306,900	12,628,935

Total common stocks (cost $3,693,834,764)		$3,842,598,897

SHORT-TERM INVESTMENTS (9.7%)(a)
	Principal amount/shares	Value
Putnam Prime Money Market Fund (e)	6,737,446	$6,737,446
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.21% and due dates ranging from November 1, 2005 to December 9,
2005 (d)	$367,473,099	367,381,037

Total short-term investments (cost $374,118,483)		$374,118,483

TOTAL INVESTMENTS

Total investments (cost $4,435,334,284) (b)		$4,216,717,380

WRITTEN OPTIONS OUTSTANDING at 10/31/05 (premiums received $32,873) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value
Lennar Corp. (Put)	33,664	Nov 05/$50.22	$16,617

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	appreciation

Agreement with Citigroup Global Markets Limited dated October 12,
2005 to receive/(pay) monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-
annually the notional amount multiplied by the six month USD-LIBOR-
BBA plus 25 basis points.	$3,800,895	10/12/06	$229,108

Agreement with Deutsche Bank AG dated October 12, 2005 to
receive/(pay) monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25
basis points.	3,100,242	10/12/06	72,224

Total			$301,332

NOTES

(a)	Percentages indicated are based on net assets of $3,854,971,563.

(b)	The aggregate identified cost on a tax basis is $4,069,865,486, resulting in gross unrealized appreciation and depreciation of $329,805,543 and $182,953,649, respectively, or net unrealized appreciation of $146,851,894.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at October 31, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2005, the value of securities loaned amounted to $357,355,241. Certain of these securities were sold prior to period-end. The fund received cash collateral of $367,381,037 which is pooled with collateral of other Putnam funds into 16 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in
Putnam Prime Money Market Fund, an open-end management investment company managed by
Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $51,984 for the period ended October 31, 2005. During the period ended October 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime
Money Market Fund aggregated $140,280,757 and $145,113,375, respectively.

At October 31, 2005, liquid assets totaling $8,591,743 have been designated as collateral for open swap contracts and written options.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.
The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-
counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. [cont]

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: December 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: December 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: December 29, 2005